Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Transactions with Related Parties:
4. Transactions with Related Parties:
The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

	December 31,
	2014	2015
Balance Sheet
Due from related parties	$29,203	$20,637
Due from related parties (current) - Total	29,203	20,637

Due to related parties	(12,717)	(21,828)
Due to related parties (current) - Total	$(12,717)	$(21,828)

Advances for drilling units under construction for the year	$1,546	$-
Vessels, net for the year	530	-
Drilling units, machinery and equipment, net for the year	2,885	-

	Year ended December 31,
Statement of Operations	2013	2014	2015
Voyage Revenues	$5,306	$44	$-
Service Revenues, net	10,786	16,826	7,366
Voyage expenses	(5,525)	(6,758)	(4,521)
Gain on sale of assets - commissions	(710)	-	-
Contract termination fees and other	(23,048)	-	-
General and administrative expenses	(76,152)	(85,584)	(50,498)
Commissions for assets sold	-	-	(8,133)
Interest and finance costs	-	-	(3,679)

          (Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.: Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers") (together, TMS Bulkers and TMS Tankers are hereinafter referred to as the "Managers"). The Managers are beneficially owned by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010, of Euro 1,500 ($1,639 based on the Euro/U.S. Dollar exchange rate at December 31, 2015) per vessel per day, which is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%.

Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 ($1,688 based on the Euro/U.S. Dollar exchange rate at December 31, 2015). Effective January 1, 2015, the fixed management fee was adjusted by 3% to Euro 1,591 ($1,738 based on the Euro/U.S. Dollar exchange rate at December 31, 2015).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $546 based on the Euro/U.S. Dollar exchange rate as of December 31, 2015) per day.

TMS Tankers provided comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services included operations, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers was entitled to a daily management fee per vessel of Euro 1,700 ($1,857 based on the Euro/U.S. Dollar exchange rate at December 31, 2015), payable in equal monthly installments in advance and may automatically be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751 ($1,913 based on the Euro/U.S. Dollar exchange rate at December 31, 2015). Effective January 1, 2015, the fixed management fee was adjusted by 3% to Euro 1,804 ($1,972 based on the Euro/U.S. Dollar exchange rate at December 31, 2015). TMS Tankers was entitled to a construction supervisory fee of 10% of the budgeted supervision cost for the vessels under construction, payable up front in lieu of the fixed management fee.

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee, (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers or change of control of the vessel owning companies' ownership, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination. During the year ended December 31, 2015, the Company incurred such charges amounting to $2,609, included in "General and administrative expenses" in the accompanying consolidated statement of operations.
In the event of a change of control of the vessel owning companies' ownership, the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.
Each management agreement has an initial term of five years and will be automatically renewed for a five year period and thereafter extended in five year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.
Transactions with TMS Bulkers and TMS Tankers in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.
TMS Offshore Services Ltd.: On October 21, 2015, the Company acquired 97.44% of the issued and outstanding share capital of Nautilus Offshore Services Inc. and on November 24, 2015, acquired the remaining 2.56% which indirectly through its subsidiaries owns six Offshore Supply Vessels. (Note 8) The vessels are managed by TMS OffShore Services Ltd. (“TMS Offshore Services”), an entity controlled by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou. The Company's offshore support vessel-owning subsidiaries, have management agreements with TMS Offshore Services, pursuant to which TMS Offshore Services provides overall technical and crew management of the Company's Platform Supply and Oil Spill Recovery vessels.
Cardiff Drilling Inc.: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig, the Company's affiliate, entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling") a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by Ocean Rig. Under the Global Services Agreement, Cardiff Drilling, or its subcontractor, (i) provides consulting services related to the identification, sourcing, negotiation and arrangement of new employment for offshore assets of Ocean Rig and its subsidiaries; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of Ocean Rig and its subsidiaries. In consideration of such services, Ocean Rig will pay Cardiff Drilling a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. Costs from the Global Services Agreement are expensed in the consolidated statements of operations or capitalized as a component of "Advances for drilling units under construction and related costs" being a directly attributable cost to the construction, as applicable. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties.

Cardiff Marine Inc: On January 2, 2014, the Company entered into an agreement with certain clients of Cardiff, a company controlled by Mr. George Economou, the Company's Chairman, President and Chief Executive Officer, for the grant of seven rights of first refusal to acquire seven Newcastlemax newbuildings, should they wish to sell these vessels at some point in the future. The Company may exercise any one, several or all of the rights. Each right is valid until one day before the contractual date of delivery of each vessel. These newbuildings are scheduled for delivery during 2016, 2017 and 2018.
George Economou: The Company's Chairman, President, Chief Executive Officer ("CEO") and principal shareholder, Mr. George Economou had a 52.7% shareholding as of December 31, 2015, taking into consideration the 4,000,000 shares of Series B Preferred Stock of the Company (100,000,000 before the reverse stock split) which have five votes per share, and are to be mandatorily converted into common shares of DryShips on a one to one basis within three months after the issuance thereof or any earlier date selected by the Company in its sole discretion. On March 31, 2016, and in connection with the agreement with Sifnos (Note 21.4), Mr Economou's shareholding decreased to 17.6%. Mr. George Economou has the ability to exert influence over the operations of the Company.

On June 8, 2015, Ocean Rig successfully completed the offering of 28,571,428 shares of its common stock, par value $0.01 per share, at a price of $7.00 per share. As part of the offering, Mr. George Economou, purchased $10,000, or 1,428,571 shares, of common stock in the offering at the public offering price. As of December 31, 2015, Mr. George Economou has a 5.4% shareholding in Ocean Rig.

On December 30, 2015, the Company elected to convert $10,000 of the outstanding principal amount of the secured revolving credit facility entered with Sifnos Shareholders Inc. a company controlled by Mr. Economou, on October 21, 2015 into 4,000,000 preferred shares of the Company (100,000,000 before the reverse stock split). Each preferred share has five votes and will be mandatorily converted into common shares of the Company on a one to one basis within three months after the issuance thereof on a date selected by the Company.

Other: During March 2013, the Company accepted an offer from a company affiliated with Mr. George Economou for the sale of two Very Large Ore Carriers (VLOC) newbuildings (Note 6). On April 30, 2015, the Company through its subsidiaries, entered into ten Memoranda of Agreements with entities controlled by Mr. George Economou for the sale of four Suezmax tankers and six Aframax tankers (Note 7). On September 9, 2015, the Company entered into sales agreements with entities controlled by Mr. George Economou for the sale of 14 vessel owning companies (owners of ten Capesize and four Panamax carriers) and three Capesize bulk carriers (Note 7). The Company also has accrued a provision for a cash bonus of $2.0 million, for our senior management relating to the year ended December 31, 2015.
On February 15, 2016, the Company announced that the previously disclosed sale the vessel owning companies of its Capesize vessels, the Fakarava, Rangiroa and Negonego to entities controlled by its Chairman and CEO Mr. George Economou has failed. In addition, the Company reached a settlement agreement with the charterer of these vessels for an upfront lumpsum payment and the conversion of the daily rates to index-linked time charters. On March 24, 2016, the Company entered into new sales agreement with entities controlled by Mr. George Economou, the Company's Chairman and Chief Executive officer, for the sale of the vessel owning companies of its Capesize vessels (Rangiroa, Negonego, Fakarava) for an aggregate price of $70,000, including their existing employment agreements and the assumption of the debt associated with the vessels with an outstanding balance of $102,070 at March 24, 2016. On March 30, 2016, the Company received the lender's consent for the sale of the vessels and made a prepayment of $15,000, under the respective loan agreement dated February 14, 2012. On March 31, 2016 the shares of the vessel owning companies were delivered to their new owners.

Fabiana Services S.A.: On October 22, 2008, the Company entered into a consultancy agreement with Fabiana, a Marshall Islands entity beneficially owned by the Company's Chief Executive Officer, Mr. George Economou, with an effective date of February 3, 2008, as amended. Under the agreement, Fabiana provides the services of the Company's Chief Executive Officer. The term of the agreement has been amended for a period of five years commencing on February 3, 2013 unless terminated earlier in accordance with the agreement. Pursuant to the agreement, the Company is obligated to pay an annual remuneration to Fabiana. Fabiana is also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion.

The agreement may be terminated (i) at the end of the term unless extended by mutual agreement in writing; (ii) at any time by mutual agreement of the parties; (iii) by the company without cause; or (iv) by either party for any material breach of their respective obligations under the agreement.

Azara Services S.A.: Effective from January 1, 2013, Ocean Rig entered through one of its wholly owned subsidiaries into a consultancy agreement with Azara Services S.A. ("Azara"), a Marshall Islands entity beneficially owned by our Chairman, President, and Chief Executive Officer Mr George Economou, for the provision of consultancy services relating to the services of Mr. George Economou in his capacity as Chief Executive Officer of Ocean Rig. The agreement has an initial term of five years and may be renewed or extended with the consent of both parties. Under the terms of the agreement, Ocean Rig is obligated to pay an annual remuneration to Azara. Azara is also entitled to cash or equity-based bonuses to be awarded at Ocean Rig's sole discretion. Ocean Rig may terminate the agreement for cause, as defined in the agreement, in which case Azara will not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement is terminated within three months of a change of control, as defined in the agreement, Ocean Rig will be obligated to pay a lump sum amount. Azara may terminate the agreement without cause upon three months written notice. In addition, Azara may terminate the agreement for good reason and in such event Ocean Rig will be obligated to pay a lump sum amount.
Basset Holdings Inc.: Under the consultancy agreement effective from January 1, 2015, between the Company and Basset Holdings Inc. ("Basset"), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice-President of the Company. The agreement has an initial term of five years and may be renewed or extended for one-year successive terms with the consent of both parties. Under the terms of the agreement, the Company is obligated to pay an annual remuneration to Basset. Basset is also entitled to cash or equity-based bonuses to be awarded at the Company's sole discretion. The Company may terminate the agreement for cause, as defined in the agreement, in which case Basset will not be entitled to further payments of any kind. Upon termination of the agreement without cause, as defined in the agreement, the Company will be obligated to pay a lump sum amount. Basset may terminate the agreement without cause upon three months written notice. In addition, Basset may terminate the agreement for good reason and in such event, the Company will be obligated to pay a lump sum amount.
Effective June 1, 2012, Ocean Rig entered through one of its' wholly owned subsidiary into a consultancy agreement with Basset Holdings Inc., or Basset, a Marshall Islands entity beneficially owned by the Company's Executive Vice President, Mr. Anthony Kandylidis, for the provision of the services of Ocean Rig's Executive Vice President. The agreement has an initial term of five years and may be renewed or extended for one-year successive terms with the consent of both parties. Under the terms of the agreement, Ocean Rig is obligated to pay an annual remuneration to Basset. Basset is also entitled to cash or equity-based bonuses to be awarded at the Ocean Rig's sole discretion. Ocean Rig may terminate the agreement for cause, as defined in the agreement, in which case Basset will not be entitled to further payments of any kind. Upon termination of the agreement without cause, or in the event the agreement is terminated within three months of a change of control, as defined in the agreement, Ocean Rig will be obligated to pay a lump sum amount. Basset may terminate the agreement without cause upon three months written notice. In addition, Basset may terminate the agreement for good reason and in such event, Ocean Rig will be obligated to pay a lump sum amount.

On August 20, 2013, August 19, 2014 and December 30, 2014, the Compensation Committee of Ocean Rig approved that a cash bonus of $3,000, $4,000 and $3,000, respectively be paid to Basset for the contribution of Mr. Antony Kandylidis for Executive Vice President's services.
Basset is also the owner of 114,286 shares of Ocean Rig's common stock, as of December 31, 2015.
Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company controlled by the Company's Executive Vice President, Mr. Antony Kandylidis, is the owner of 1,570,226 shares of Ocean Rig's common stock, as of December 31, 2015.
Cardiff Tankers Inc.: Under charter agreements for all of the Company's tankers, Cardiff Tankers Inc. ("Cardiff Tankers"), a related party entity incorporated in the Republic of the Marshall Islands, provided services related to the sourcing, negotiation and execution of charters, for which it was entitled to a 1.25% commission on charter hire earned by those tankers.
Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid Finance Limited ("Vivid"), a company controlled by the Chairman, President and Chief Executive Officer of the Company, Mr. George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments, and (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties. Effective January 1, 2013, the Company, amended the agreement with Vivid to limit the scope of the services provided under the agreement to DryShips and its subsidiaries or affiliates, except for Ocean Rig and its subsidiaries.  In essence, post-amendment, the consultancy agreement between DryShips and Vivid is in effect for the Company's tanker, drybulk and offshore support shipping segments only.
Effective January 1, 2013, Ocean Rig Management, a wholly-owned subsidiary of Ocean Rig, entered into a new consultancy agreement with Vivid, on the same terms and conditions as in the consultancy agreement, dated as of September 1, 2010, between the Company and Vivid, except that under the new agreement, Ocean Rig is obligated to pay directly the fee of 0.20%  to Vivid on the total transaction amount in consideration of the services provided by Vivid in respect of Ocean Rig's offshore drilling business, whereas under the consultancy agreement between the Company and Vivid, this fee was paid by the Company. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; and, (ii) at any time by the mutual agreement of the parties.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: Three of the Suezmax tankers, Vilamoura, Lipari and Petalidi, operated in the Blue Fin Tankers pool ("Blue Fin") until the termination of the pooling agreements with Blue Fin relating to such vessels in October 2012, March 2013 and November 2012, respectively. The Aframax tankers Saga, Daytona, and Belmar and Calida operated in the Sigma Tanker Pool ("Sigma") until the termination of the pooling agreements with Sigma relating to such vessels in April 2012, October 2012, January 2013 and October 2013, respectively. Sigma and Blue Fin are spot market pools managed by Heidmar Inc. Mr. George Economou is a member of the Board of Directors of Heidmar Inc.

Ocean Rig UDW Inc.: On November 18, 2014, the Company entered into a $120,000 Exchangeable Promissory Note (the "Note") with its former subsidiary Ocean Rig. The Note from Ocean Rig to the Company bore interest at a LIBOR plus margin rate and was due in May 2016. On June 4, 2015, the Company and Ocean Rig signed an amendment under the $120,000 Note to, among other things, partially exchange $40,000 of the Note for 4,444,444 of Ocean Rig's shares owned by the Company, amend the interest of the Note and pledge to Ocean Rig 20,555,556 of Ocean Rig stock owned by the Company. On August 13, 2015, the Company reached an agreement with Ocean Rig and exchanged the remaining outstanding balance of $80,000 owed to Ocean Rig under the $120,000 Note, for 17,777,778 shares of Ocean Rig previously owned by the Company. The remaining 2,777,778 shares of Ocean Rig, which were pledged, were released and returned to the Company.
During the year ended December 31, 2015, the Company incurred interest expense and amortization and write off of financing fees amounting to $3,281 under this loan agreement.
Sifnos Shareholders Inc.:  On October 21, 2015, as amended on November 11, 2015, the Company entered into a secured revolving credit facility of up to $60,000 with an entity controlled by Mr. George Economou, for general working capital purposes. The loan is secured by the shares that the Company holds in Ocean Rig and in Nautilus Offshore Services Inc., and by a first priority mortgage over one Panamax dry-bulk carrier. The loan has a tenor of three years. Under this agreement, the lender has the right to convert a portion of the outstanding loan into shares of the Company's common stock or into shares of common stock of Ocean Rig held by the Company. The conversion will be based on the volume weighted average price of either stock plus a premium. Furthermore, the Company, as the borrower under this agreement, had the right to convert $10,000 of the outstanding loan into 4,000,000 preferred shares of the Company (100,000,000 before the reverse stock split). On October 21, 2015 and December 22, 2015 the Company drew down the amounts of $20,000 and $10,000, respectively under the above secured revolving credit facility. On December 30, 2015, the Company exercised its right to convert $10,000 of the outstanding principal amount of the revolving facility into 4,000,000 shares of Series B Preferred Stock of the Company (100,000,000 before the reverse stock split).

Each share of Series B Preferred Stock has the right to vote with the common shares on all matters on which the common shares are entitled to vote as a single class, and the shares of Series B Preferred Stock shall have five votes per share.  The shares of Series B Preferred Stock are to be mandatorily converted into common shares of DryShips on a one to one basis within three months after the issuance thereof or any earlier date selected by the Company in its sole discretion.

On December 31, 2015, the outstanding balance under the above secured revolving credit facility was $20,000 and the respective deferred finance costs amounted to $607.

Dividends: On May 8, 2014, Ocean Rig's Board of Directors declared a quarterly cash dividend with respect to the quarter ended March 31, 2014 of $0.19 per common share, to shareholders on record as of May 20, 2014. The dividend was paid in May, 2014.

On July 21, 2014, Ocean Rig's Board of Directors declared a quarterly cash dividend with respect to the quarter ended June 30, 2014 of $0.19 per common share, to shareholders on record as of August 1, 2014. The dividend was paid in August, 2014.
On October 15, 2014, Ocean Rig's Board of Directors declared a quarterly cash dividend with respect to the quarter ended September 30, 2014, of $0.19 per common share, to shareholders on record as of October 31, 2014. The dividend was paid in November, 2014.

Ocean Rig paid dividends amounting to $30,563, to shareholders other than the Company, during the year ended December 31, 2014.

On February 24, 2015, Ocean Rigs' Board of Directors declared its fourth quarterly cash dividend with respect to the quarter ended December 31, 2014, of $0.19 per common share, to Ocean Rig shareholders of record as of March 10, 2015. The dividend was paid in March 2015.
On May 6, 2015, Ocean Rig's Board of Directors declared its fifth quarterly cash dividend with respect to the quarter ended March 31, 2015, of $0.19 per common share, to Ocean Rig shareholders of record as of May 22, 2015. The dividend was paid in May 2015.
Ocean Rig paid dividends amounting to $20,526, to shareholders other than the Company, during the year ended December 31, 2015.
On July 29, 2015, Ocean Rig's Board of Directors decided to suspend its quarterly dividend until market conditions improve.